Note 5 - Revenues (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 03, 2014
Number of Suspended Saltwater Injection Wells	2			2
Revenue from Contract with Customer, Excluding Assessed Tax	$ 83,795	$ 80,899
Accounts Receivable, Allowance for Credit Loss, Ending Balance	300	300
Contract with Customer, Asset, after Allowance for Credit Loss	582	567	$ 599
Contract with Customer, Liability	$ 3,500	$ 3,400
Customer Concentration Risk [Member] | Sales Revenue, Net to External Customers [Member] | One Customer [Member]
Concentration Risk, Percentage	10.00%	12.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Customers	1	1
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customer [Member]
Concentration Risk, Percentage	6.00%	6.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Concentration Risk, Percentage	12.00%
Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 45,922	$ 44,611
Revenue from Contract with Customer, Excluding Assessed Tax, Percentage	55.00%
Accounts Receivable, after Allowance for Credit Loss	$ 7,500	$ 8,400
Waste Management Services [Member] | Maximum [Member]
Contract Term (Year)	1 year
Waste Management Services [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net to External Customers [Member]
Number of Major Customers	1	1
Waste Management Services [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net to External Customers [Member] | One Customer [Member]
Concentration Risk, Percentage	10.00%	12.00%
Waste Management Services [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customer [Member]
Concentration Risk, Percentage	6.00%	6.00%
Waste Management Services [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of Major Customers	1
Waste Management Services [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Concentration Risk, Percentage	14.00%
Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Percentage	45.00%	45.00%
Number of Golf Courses	4
Accounts Receivable, after Allowance for Credit Loss	$ 1,100	$ 1,100
Golf and Related Operations [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Membership Agreement, Term	1 year
Salt Water Injection Wells [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 0	0
Customer Advance Deposits [Member]
Contract with Customer, Liability	$ 1,565	$ 1,223	$ 965